COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Minimum lease commitments of certain subsidiaries under non-cancelable operating lease agreements with respect to premises occupied by them, at rates in effect subsequent to December 31, 2015, are as follows:

Lease
Year ending December 31,	Commitments

2016	$1,337
2017	343
2018	287
2019	89

$2,056

Rent expenses during the years ended December 31, 2015, 2014 and 2013 were $2,548, $ 2,966 and $ 2,349, respectively.

Some of the Group's lease agreements do not include renewal options.

b.	Commitments with respect to space segment services:

Future minimum payments due for space segment services to be rendered subsequent to December 31, 2015, are as follows:

Year ending December 31,

2016	$8,462
2017	8,098
2018	2,128

$18,688

Space segment services expenses during the years ended December 31, 2015, 2014 and 2013 were $ 8,333, $ 7,913 and $ 10,352, respectively.

c.	In 2015 and 2014, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with some of the Company's suppliers of inventory. As of December 31, 2015 and 2014, the Company's major outstanding inventory purchase commitments amounted to $ 14,213 and $ 29,747, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2015 and 2014, $ 3,789 and $ 2,774, respectively, of these orders and commitments, were from suppliers which can be considered sole or limited in number.

d.	Royalty commitments:

l.	The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Economy of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated with royalty bearing grants. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100% of the grants received linked to the dollar. Grants are subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2015 and 2014, the Company had a contingent liability to pay royalties in the amount of approximately $ 749 and $ 744, respectively.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2015, 2014 and 2013.

2.	Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Fund ("BIRD") Foundation. The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2015 and 2014, the Company had a contingent liability to pay royalties in the amount of approximately $ 121 and $ 85, respectively.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2015, 2014 and 2013.

e.	Litigations:

In 2003, the Brazilian tax authority filed a claim against the Company's subsidiary in Brazil (an inactive company), for the payment of taxes allegedly due by the subsidiary. Several legal proceedings with respect to this matter were carried out in the Brazilian courts. These proceedings were concluded with a final unfavorable decision against the subsidiary in February and March 2016, except with respect to a small portion of the claim. As of December 31, 2015, the total amount of this claim, including interest, penalties and legal fees, is approximately $ 7,000, of which approximately $1,000 is principal. Based on the Company's external legal counsel's opinion, the Company believes that any foreclosure procedures against the subsidiary cannot be legally redirected to any of the Group's entities and managers. Accordingly, the chances that such redirection will lead to a loss recognition are remote and therefore, the Company did not record any accrual related to this litigation.

In addition, the Group is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world, specifically in certain jurisdictions in Latin America. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

f.	Pledges and securities - see note 12d.

g.	Guarantees:

The Group guarantees its performance to certain customers (generally to government entities) through bank guarantees, surety bonds from insurance companies and corporate guarantees. Guarantees are often required for the Group's performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2015, the aggregate amount of bank guarantees and surety bonds from insurance companies outstanding in order to secure the Group's various performance obligations was $ 192,503, including an aggregate of $ 144,541 on behalf of its subsidiary in Peru. The Group has $ 91,342 of restricted cash to these guarantees.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Group's own performance, such guarantees are excluded from the scope of ASC 460. The Group has not recorded any liability for such amounts, since the Group expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Group.